Shareholders' Equity (Schedule of share-based compensation expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 596	$ 448	$ 462
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	237	134	157
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	332	292	277
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 27	$ 22	$ 28